Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [Abstract]
to be recovered after more than 12 months	¥ 38	¥ 43
to be recovered within 12 months	265	149
Net deferred tax assets	303	192
Deferred tax liabilities [Abstract]
to be recovered after more than 12 months	203	229
to be recovered within 12 months	62	68
Net deferred liabilities	¥ 265	¥ 297